UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23404

North Capital Funds Trust
(Exact name of registrant as specified in charter)

623 E Fort Union Blvd
Suite 101
Salt Lake City, UT 84047
(Address of principal executive offices) (Zip code)

North Capital Funds Trust
623 E Fort Union Blvd
Suite 101
Salt Lake City, UT 84047
(Name and address of agent for service)

(888) 625-7768
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  April 30, 2020

Item 1. Reports to Stockholders.

2020 ANNUAL REPORT

April 30, 2020

North Capital Treasury Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website www.northcapital.com/northcapitalfunds. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct shareholder, by calling 1-833-262-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-833-262-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Fund.

North Capital Treasury Money Market Fund^

Portfolio Allocation

as of April 30, 2020

Sector	% of Net Assets
U.S. Treasury Debt	101.0%
Other Assets and Liabilities	(1.0)
100.0%

^Please see the Schedule of Investments for a detailed listing of the Fund’s holdings.

North Capital Funds Trust

Expense Example (unaudited)

As a shareholder of the North Capital Treasury Money Market Fund, you incur ongoing costs including investment advisory fees and other expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

Two lines are presented in the table below - the first line provides information about the actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” for your fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, as described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Treasury Money Market Fund			Expenses Paid
	Beginning Account	Ending Account	During Period[1]
	Value (11/1/2019)	Value (4/30/2020)	(11/1/2019 to 4/30/2020)

Institutional Class Actual[2]	$1,000.00	$1,005.00	$1.94
Institutional Class Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	$1.96

1 Expenses are equal to the fund’s annualized expense ratio for the period November 1, 2019 through April 30, 2020 of 0.39%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period).

2 Based on the actual return for the six-month period ended April 30, 2020.

9605 S. Kingston Ct. Suite 200 Englewood, CO 80112 303-721-6131 www.richeymay.com Assurance | Tax | Advisory

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and

Shareholders of North Capital Treasury Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of North Capital Treasury Money Market Fund (the “Fund”) as of April 30, 2020, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from July 17, 2019 (commencement of operations) through April 30, 2020, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, and the results of its operations for the period from July 17, 2019 (commencement of operations) through April 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

Critical audit matters are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. We determined that there were no critical audit matters.

We have served as the Fund’s auditor since 2019.

Englewood, Colorado

June 24, 2020

North Capital Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

April 30, 2020

DESCRIPTION	PAR VALUE	FAIR VALUE *
U.S. Treasury Debt - 101.0%
U.S. Treasury Bills ʘ
0.000%, 06/02/2020	$1,000	$1,000
0.152%, 06/16/2020	53,000	52,990
Total U.S. Treasury Debt
(Cost $53,990)		53,990

Total Investments - 101.0%
(Cost $53,990)▲		53,990
Other Assets and Liabilities, Net - (1.0)%		(525)
Total Net Assets - 100.0%		$53,465

* Securities are valued in accordance with procedures described in note 2 within the Notes to Financial Statements.

ʘ Rate shown is annualized yield as of April 30, 2020.

▲ On April 30, 2020, the cost of investments for federal income tax purposes was $53,990. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an intergral part of the financial statements.

Statement of Assets and Liabilities

North Capital Treasury
Money Market Fund
April 30, 2020
Investments in securities, at cost (note 2)	$53,990
ASSETS:
Investments, in securities, at fair value (note 2)	$53,990
Cash	407
Receivable from adviser (note 3)	28,763
Prepaid offering costs	1,914
Total assets	85,074
LIABILITIES:
Administration and accounting fees and expenses payable	13,920
Transfer agent fees and expenses payable	5,018
Audit and tax fees payable	3,999
Trustees' fees payable	3,735
Accrued expenses and other liabilities	3,019
Legal fees payable	1,891
Dividends payable	27
Total liabilities	31,609
Net assets	$53,465
COMPOSITION OF NET ASSETS:
Portfolio capital	$53,465
Net assets	$53,465
Institutional Class:
Net assets	$53,465
Shares of beneficial interest outstanding[1]	53,465
Net asset value, offering price and redemption price per share	$1.00

1 Unlimited number of shares of beneficial interest with no par value authorized.

The accompanying notes are an intergral part of the financial statements.

Statement of Operations

North Capital Treasury
Money Market Fund
July 17, 2019[1] through
April 30, 2020
INVESTMENT INCOME:
Interest income	$671
Total investment income	671
EXPENSES:
Administration and accounting fees and expenses	62,731
Transfer agent fees and expenses	23,912
Registration fees	22,736
Organizational costs	19,131
Audit and tax fees	9,999
Legal fees	9,000
Trustees' fees	7,900
Offering costs	7,187
Compliance fees	5,650
Custodian fees	5,048
Postage and printing fees	2,500
Miscellaneous expenses	1,006
Insurance expense	377
Investment advisory fees	104
Total expenses	177,281
Less: Fee waivers and expense reimbursements (note 3)	(177,109)
Total net expenses	172
Net investment income	$499

1 Inception date.

The accompanying notes are an intergral part of the financial statements.

Statement of Changes in Net Assets

North Capital Treasury
Money Market Fund
July 17, 2019[1] through
April 30, 2020

OPERATIONS:
Net investment income	$499
Net increase in net assets resulting from operations	499
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(499)
Total distributions	(499)
SHAREHOLDER TRANSACTIONS:*
Institutional Class:
Proceeds from shares sold	54,000
Shares issued as reinvestment of distributions	469
Cost of shares redeemed	(1,004)
Net increase in net assets from Institutional Class transactions	53,465
Net increase in net assets from shareholder transactions	53,465
Net increase in net assets	53,465
Net assets at beginning of period	—
Net assets at end of period	$53,465

1 Inception date.

* North Capital Treasury Money Market Fund transacts at $1.00 per share.

The accompanying notes are an intergral part of the financial statements.

North Capital Treasury Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected data for a share of the Fund outstanding throughout the period indicated)
Institutional Class

For the period
July 17,2019[1]
through
April 30, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00
Net investment income	0.01
Distributions to shareholders from net investment income	(0.01)
Net asset value, end of period	$1.00
Total return[2]	0.94%
Net assets end of period	$53,465
Ratio of expenses to average net assets[3]	0.41%
Ratio of net investment income to average net assets[3]	1.19%
Ratio of expenses to average net assets (excluding waivers and reimbursements)[3]	423.15%
Ratio of net investment income to average net assets (excluding waivers and reimbursements)[3]	(421.55%)

[1]	Inception date.
[2]	Total return would have been lower had certain fees and expenses not been waived and reimbursed. Past performance is no guarantee of future results.
[3]	Annualized.

The accompanying notes are an intergral part of the financial statements.

North Capital Funds Trust – North Capital Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2020

1.	Organization

The North Capital Treasury Money Market Fund (the “Fund”), is a series of North Capital Funds Trust, a Delaware statutory trust organized on December 10, 2018 (the “Trust”). The Fund commenced operations on July 17, 2019. The Fund offers Institutional Class Shares. The Fund operates as a “diversified” fund, as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Fund is North Capital, Inc. (the “Adviser”).

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. All shares of the Fund have equal voting rights and liquidation rights.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. dollars. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies and Accounting Standards Update (“ASU”) 2013-08.

(a)    Calculation of Net Asset Value Per Share

The net asset value per share (“NAV”) is calculated by dividing the Fund’s net assets (assets minus liabilities) by the number of shares outstanding.

(b) Investment Valuation

Investments are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board has determined to be in the best interest of the Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all its portfolio securities.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and its effected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of April 30, 2020, the Fund’s investments were classified as follows:

					Total
	Level 1	Level 2		Level 3	Fair Value
U.S. Treasury Debt	$—	$53,990	$	—	$53,990
Total Investments	$—	$53,990	$	—	$53,990

Refer to the Fund’s Schedule of Investments for further security classification.

During the period from July 17, 2019 (commencement of operations) through April 30, 2020, there were no transfers between fair value levels, and the Fund’s portfolio did not hold any securities deemed to be Level 3.

(c) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

For financial statement purposes, the Fund records security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date.

(e) Cash and Cash Equivalents

The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedules of Investments as well as in investments of the Statements of Assets and Liabilities.

(f) Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2020 the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

As of and during the period from July 17, 2020 (commencement of operations) through April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ACS 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

(g) Distribution to Shareholders

As a government money market fund, the Fund’s distributions are expected to consist primarily of income dividends, and income dividends will be declared daily and distributed monthly.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the Fund.

The distributions paid during the fiscal period from July 17, 2019 (commencement of operations) through April 30, 2020 (adjusted by dividends payable as of April 30, 2020) were as follows:

Ordinary Income                                   $472

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. There were no long-term gains for the period from July 17, 2019 (commencement of operations) through April 30, 2020.

(h) Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the Fund. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Agreements

(a)        Management Agreement, Operating Expenses Limitation Agreement and Transactions with Related Parties

Under the terms of the Management Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Management Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.25% on the average daily net assets of the Fund.

Effective April 6, 2020, the Adviser voluntarily agreed to further waive or reimburse certain fees and expenses as needed in order to maintain a zero or positive yield for the Fund.

As of April 30, 2020, the Adviser beneficially owned 94.36% of the outstanding shares of the Fund.

In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual operating expense limitation agreement. Pursuant to the Operating Expenses Limitation Agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) not incurred in the ordinary course of business so that the Fund’s ratio of total annual operating expenses, expresses as a percentage of a share classes’ average daily net assets, is limited to 0.45% (the “Operating Expense Limitation”). The Adviser retains its right to receive reimbursement of any excess expense payments paid by it pursuant to the Operating Expenses Limitation Agreement for 3 years from the date on which the waiver or reimbursement occurs if such reimbursement can be achieved within the lesser of the Operating Expense Limitation or the expense limits in place at the time of recoupment. The Adviser’s right to receive such reimbursement shall survive the termination of either the Operating Expenses Limitation Agreement or the Management Agreement.

The following table shows the remaining waived expenses subject to potential recovery expiring:

April 2023                 $177,109

(b)        Administrator, Custodian and Transfer Agent

The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

4.	Organization and Offering Costs

Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. The Fund expenses organization costs as incurred. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These organization and offering expenses will be advanced by the Adviser and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 3). Organization costs which are subject to reimbursement by the Adviser are presented in the Statement of Assets and Liabilities as a receivable from Adviser. The total amount of the organization costs and offering costs incurred by the Fund for the period from July 17, 2019 (commencement of operations) through April 30, 2020 was $19,131 and $7,187, respectively.

5.	Principal Risks

The Fund in the normal course of business make investments in financial instruments where there is risk of potential loss. There can be no assurance that the Fund will achieve its investment objective.

6.	Recently Issued Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has implemented these changes on the North Capital Funds Trust financial statements and disclosures.

7.	Subsequent Events

Management has evaluated Fund related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

The Adviser is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Notice to Shareholders - April 30, 2020 (unaudited)

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2021 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended April 30, 2020, the Fund has designated long-term capital gains and ordinary income with regard to distributions paid during the period as follows:

	Long Term	Ordinary
	Capital Gains	Income	Total
	Distributions	Distributions	Distributions
Fund	(Tax Basis)	(Tax Basis)	(Tax Basis)[1]
North Capital Treasury Money Market Fund	—%	100.0%	100.0%

1 None of the dividends paid by the Fund are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest- related dividends under Internal Revenue Code Section 871(k)(1)(C) for the Fund was as follows:

North Capital Treasury Money Market Fund	100.0%

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was as follows:

North Capital Treasury Money Market Fund	0.0%

Portfolio Holdings

The Fund’s Form N-MFP which has information about the Fund and its portfolio holdings is available without charge: (i) upon request, by calling 833-2-NCFUND or 833-262-3863; and (ii) on the SEC’s website at http://www.sec.gov.

Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30, as well as a description of the policies and procedures the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 833-2-NCFUND or 833-262-386.

Trustees and Officers of the Fund

Name, Address*, and Year of Birth	Position, Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Karen Fleck Year: 1983	Trustee, since 2019	Rented.com, Chief financial Officer (April 2019-Present); StartIt Advisors, Founder/CEO (November 2018-Present); Realty Mogul, Chief Operations Officer (March 2015-November 2018); American Assets Capital Advisers LLC, Chief Financial Officer (March 2011-March 2015)	1	None
Nivine Richie Year: 1963	Trustee, since 2019	University of North Carolina Wilmington, Professor (August 2007 – Present)	1	None
David Wieder Year: 1966	Trustee, since 2019	HerMoney Media Inc, Co-Founder, President and Treasurer (May 2018 – Present); Committed Capital LLC, Managing Principal (June 2002-Present); Worth Financial Holdings, Chairman CEO and Director (May 2018-Present); Washington Montessori School, Trustee (May 2015-Present); The W O’Neil Foundation,Investment Committee Chairman (July 2016-Present)	1	None
James P. Dowd Year: 1964	Interested Trustee and President, since 2019	North Capital, Inc., Chief Executive Officer (October 2008-Present); North Capital Investment Technology Inc., Chief Executive Officer (January 2014-Present)	1	None
Rhonda Davis Year: 1968	Chief Compliance Officer, since 2019	Cobia Compliance LLC, Regulatory Consultant (February 2009-Present)	N/A	N/A
Christopher Kellett Year: 1980	Treasurer, since 2020	North Capital Inc., Chief Financial Officer (July 2019-Present); Motorola Solutions, Controller (November 2016-July 2019); Spillman Technologies, Chief Financial Officer (December 2013-November 2016)	N/A	N/A
Michael Weaver Year: 1982	Secretary, since 2019	North Capital Inc. and North Capital Private Securities Corporation, Managing Director and Head of Asset Management (January 2015-Present); MKP Capital Management, Portfolio Management Intern (From June 2014-August 2014)	N/A	N/A

* The address for each Trustee and Officer listed is c/o North Capital Funds Trust, 623 E.Fort Union Blvd., Suite 101, Salt Lake City, UT 84047.

The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request without charge by calling 833-2- NCFUND or 833-262-3863.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Karen Fleck, a member of its audit committee, is an audit committee financial expert. Ms. Fleck is “independent” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Service Fees

$12,500 (FY 2020) is the fee billed for the last fiscal year for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.

(b) Audit-Related Service Fees

There were no fees billed in the last fiscal year for Audit-Related Fees.

(c) Tax Service Fees

Tax service fees were included in the Audit service fees of $12,500 (FY 2020).  There were no explicit fees billed in the last fiscal year for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no additional explicit fees billed in the last fiscal year for professional services rendered by the principal accountant to registrant’s investment adviser for tax compliance, tax advice and tax planning that were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Service Fees

$5,000 was billed for the Seed Audit provided by the principal accountant to the registrant.  There were no other fees billed in the last fiscal year for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) – (c) of this Item 4.

(e) (1)
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e) (2) None

(f) None.

(g) See the tax fees disclosed in paragraph (c) of this Item 4.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing of this report, based on their evaluation of the Registrant’s disclosure controls and procedures.

(b)
There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) There was no change in registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Capital Funds Trust
Registrant

By /s/ James P. Dowd
     James P. Dowd, President of the Trust

Date July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James P. Dowd
     James P. Dowd, President of the Trust

Date July 6, 2020

By /s/ Christopher Kellett
     Christopher Kellett, Treasurer of the Trust

Date July 6, 2020